UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2009

ITEM 1.             SCHEDULE OF INVESTMENTS

WESTERN ASSET

HIGH INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2009

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)	September 30, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 89.3%
CONSUMER DISCRETIONARY — 17.2%
Auto Components — 0.7%
40,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$43,200
	Allison Transmission Inc., Senior Notes:
35,000	11.000% due 11/1/15 (a)	34,475
170,000	11.250% due 11/1/15 (a)(b)	158,950
55,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	14,713
	Visteon Corp., Senior Notes:
71,000	8.250% due 8/1/10 (c)	17,750
83,000	12.250% due 12/31/16 (a)(c)	21,580
	Total Auto Components	290,668
Automobiles — 0.4%
	Motors Liquidation Co., Senior Notes.:
440,000	7.200% due 1/15/11 (c)	69,300
525,000	8.375% due 7/15/33 (c)	87,938
	Total Automobiles	157,238
Diversified Consumer Services — 1.0%
310,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	345,650
	Service Corp. International, Senior Notes:
55,000	7.625% due 10/1/18	55,687
60,000	7.500% due 4/1/27	53,850
	Total Diversified Consumer Services	455,187
Hotels, Restaurants & Leisure — 5.6%
125,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	130,312
	Boyd Gaming Corp., Senior Subordinated Notes:
25,000	6.750% due 4/15/14	22,500
40,000	7.125% due 2/1/16	35,400
60,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	60,900
165,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	128,700
	El Pollo Loco Inc.:
285,000	Senior Notes, 11.750% due 11/15/13	263,625
65,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	68,819
	Harrah’s Operating Co. Inc.:
200,000	Senior Notes, 10.750% due 2/1/16	162,500
	Senior Secured Notes:
70,000	10.000% due 12/15/15 (a)	58,450
140,000	11.250% due 6/1/17 (a)	142,100
55,000	10.000% due 12/15/18 (a)	44,000
255,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	263,287
130,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	77,350
295,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	137,912
	MGM MIRAGE Inc.:
	Senior Notes:
5,000	8.500% due 9/15/10	4,988
190,000	11.375% due 3/1/18 (a)	179,550
	Senior Secured Notes:
15,000	10.375% due 5/15/14 (a)	16,088
40,000	11.125% due 11/15/17 (a)	43,900

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 5.6% (continued)
290,000	Senior Subordinated Notes, 8.375% due 2/1/11	$269,700
40,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	40,300
150,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	151,500
95,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	75,525
	Snoqualmie Entertainment Authority, Senior Secured Notes:
90,000	4.680% due 2/1/14 (a)(e)	44,550
15,000	9.125% due 2/1/15 (a)	8,025
	Station Casinos Inc.:
	Senior Notes:
215,000	6.000% due 4/1/12 (c)(d)	64,500
90,000	7.750% due 8/15/16 (c)(d)	27,450
	Senior Subordinated Notes:
175,000	6.500% due 2/1/14 (c)(d)	7,000
20,000	6.625% due 3/15/18 (c)(d)	800
	Total Hotels, Restaurants & Leisure	2,529,731
Household Durables — 0.9%
	American Greetings Corp., Senior Notes:
45,000	7.375% due 6/1/16	43,312
5,000	7.375% due 6/1/16	4,250
45,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	47,700
200,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	201,000
130,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	124,150
	Total Household Durables	420,412
Leisure Equipment & Products — 0.1%
45,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	47,700
Media — 6.0%
	Affinion Group Inc.:
	Senior Notes:
120,000	10.125% due 10/15/13 (a)	123,900
50,000	10.125% due 10/15/13	51,625
400,000	Senior Subordinated Notes, 11.500% due 10/15/15	413,000
	CCH I LLC/CCH I Capital Corp.:
90,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	16,200
636,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	120,840
90,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	101,250
	Cengage Learning Acquisitions Inc.:
170,000	Senior Notes, 10.500% due 1/15/15 (a)	161,500
60,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	55,500
45,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(f)	112
50,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	375
290,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)(d)	315,375
	CSC Holdings Inc.:
230,000	Senior Debentures, 7.875% due 2/15/18	235,750
105,000	Senior Notes, 8.500% due 6/15/15 (a)	110,775
35,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 7.625% due 5/15/16	37,625
	DISH DBS Corp., Senior Notes:
90,000	6.625% due 10/1/14	87,750
25,000	7.750% due 5/31/15	25,625

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Media — 6.0% (continued)
285,000	7.875% due 9/1/19 (a)	$289,275
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	147,700
300,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	15,000
195,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	210,600
65,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	68,575
	Virgin Media Finance PLC:
20,000	Senior Bonds, 9.500% due 8/15/16	21,150
90,000	Senior Notes, 9.125% due 8/15/16	92,925
	Total Media	2,702,427
Multiline Retail — 0.9%
20,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	22,200
	Neiman Marcus Group Inc.:
359,244	Senior Notes, 9.000% due 10/15/15 (b)	308,950
95,000	Senior Secured Notes, 7.125% due 6/1/28	81,700
	Total Multiline Retail	412,850
Specialty Retail — 1.1%
	Blockbuster Inc.:
145,000	Senior Secured Notes, 11.750% due 10/1/14 (a)	138,837
110,000	Senior Subordinated Notes, 9.000% due 9/1/12	70,950
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	77,438
15,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	15,718
195,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	193,050
	Total Specialty Retail	495,993
Textiles, Apparel & Luxury Goods — 0.5%
225,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	242,156
	TOTAL CONSUMER DISCRETIONARY	7,754,362
CONSUMER STAPLES — 1.3%
Food Products — 0.6%
95,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	96,425
	Dole Food Co. Inc.:
35,000	Senior Notes, 8.875% due 3/15/11	35,219
70,000	Senior Secured Notes, 8.000% due 10/1/16 (a)	70,612
60,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	63,300
	Total Food Products	265,556
Household Products — 0.4%
65,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	65,000
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	107,363
	Total Household Products	172,363
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
110,000	10.000% due 7/15/16 (a)	114,125
40,000	10.000% due 7/15/16 (a)	41,500
	Total Tobacco	155,625
	TOTAL CONSUMER STAPLES	593,544
ENERGY — 12.2%
Energy Equipment & Services — 0.9%
140,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)	149,100

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Energy Equipment & Services — 0.9% (continued)
110,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$100,650
100,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	95,500
50,000	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	51,750
	Total Energy Equipment & Services	397,000
Oil, Gas & Consumable Fuels — 11.3%
120,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	124,200
170,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	136,850
365,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	341,275
110,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	117,975
	Chesapeake Energy Corp., Senior Notes:
95,000	6.625% due 1/15/16	90,250
150,000	6.875% due 1/15/16	142,875
55,000	6.500% due 8/15/17	50,738
145,000	7.250% due 12/15/18	137,750
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	55,000
60,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	63,750
55,000	Concho Resources Inc., Senior Notes, 8.625% due 10/1/17	56,650
333,070	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10 (a)(b)(e)	281,444
	El Paso Corp.:
230,000	Medium-Term Notes, 7.800% due 8/1/31	212,087
200,000	Notes, 7.875% due 6/15/12	206,874
35,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	37,100
	Enterprise Products Operating LLP:
120,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	112,341
75,000	Subordinated Notes, 7.034% due 1/15/68 (e)	65,724
210,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	209,212
135,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	136,688
275,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	251,625
100,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	107,000
140,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	135,632
	Mariner Energy Inc., Senior Notes:
85,000	7.500% due 4/15/13	82,450
45,000	8.000% due 5/15/17	41,400
45,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	45,000
	OPTI Canada Inc., Senior Secured Notes:
35,000	7.875% due 12/15/14	26,950
165,000	8.250% due 12/15/14	128,700
145,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	149,713
	Petroplus Finance Ltd., Senior Notes:
75,000	6.750% due 5/1/14 (a)	70,594
60,000	7.000% due 5/1/17 (a)	54,900
	Plains Exploration & Production Co., Senior Notes:
110,000	10.000% due 3/1/16	119,075
70,000	8.625% due 10/15/19	71,225
155,000	Quicksilver Resources Inc., Senior Notes, 11.750% due 1/1/16	171,662
450,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	448,312
335,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	23,450
120,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	124,050
10,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	11,400
130,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	17,875
115,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	105,225

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 11.3% (continued)
		Whiting Petroleum Corp., Senior Subordinated Notes:
135,000		7.250% due 5/1/12	$135,675
100,000		7.000% due 2/1/14	99,250
100,000		Williams Cos. Inc., Notes, 7.875% due 9/1/21	108,378
		Total Oil, Gas & Consumable Fuels	5,108,324
		TOTAL ENERGY	5,505,324
FINANCIALS — 12.5%
Capital Markets — 0.1%
140,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	24,500
Commercial Banks — 2.6%
140,000		BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	108,905
1,224,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (f)	29,974
140,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(e)	114,846
140,000		Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(e)(g)	171,979
		Royal Bank of Scotland Group PLC, Subordinated Notes:
75,000		5.000% due 11/12/13	68,838
30,000		5.050% due 1/8/15	26,943
		RSHB Capital, Loan Participation Notes:
150,000		Notes, 9.000% due 6/11/14 (a)	165,120
70,000		Secured Notes, 7.175% due 5/16/13 (a)	72,534
140,000		Senior Secured Notes, 6.299% due 5/15/17 (a)	134,386
235,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(g)	207,975
55,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(g)	57,475
		Total Commercial Banks	1,158,975
Consumer Finance — 4.7%
235,000		FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	261,437
		Ford Motor Credit Co., LLC, Senior Notes:
117,000		5.549% due 6/15/11 (e)	111,881
190,000		9.875% due 8/10/11	192,778
170,000		7.500% due 8/1/12	163,330
900,000		12.000% due 5/15/15	992,755
502,000		GMAC LLC, Senior Notes, 8.000% due 11/1/31 (a)	409,130
		Total Consumer Finance	2,131,311
Diversified Financial Services — 3.3%
15,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (e)(g)	13,356
110,000		Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	121,856
220,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	181,500
		CIT Group Inc., Senior Notes:
50,000		4.125% due 11/3/09 (h)	40,338
175,000		0.420% due 3/12/10 (e)(h)	126,219
120,000		Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	131,400
20,000		International Lease Finance Corp., Senior Notes, 5.750% due 6/15/11	18,225
195,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	187,804
		Leucadia National Corp., Senior Notes:
40,000		7.750% due 8/15/13	40,400

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Diversified Financial Services — 3.3% (continued)
120,000	8.125% due 9/15/15	$123,000
210,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16 (a)	205,275
115,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.530% due 10/1/15	120,175
205,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	210,125
	Total Diversified Financial Services	1,519,673
Insurance — 1.0%
	American International Group Inc.:
145,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	88,087
	Medium-Term Notes, Senior Notes:
200,000	5.450% due 5/18/17	145,187
55,000	5.850% due 1/16/18	39,880
	Senior Notes:
30,000	5.600% due 10/18/16	22,042
100,000	8.250% due 8/15/18	85,109
60,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	57,300
	Total Insurance	437,605
Real Estate Investment Trusts (REITs) — 0.1%
40,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	38,100
35,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	34,125
	Total Real Estate Investment Trusts (REITs)	72,225
Real Estate Management & Development — 0.7%
54,600	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(f)	20,475
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,075
	Realogy Corp.:
220,000	Senior Notes, 10.500% due 4/15/14	160,600
195,000	Senior Subordinated Notes, 12.375% due 4/15/15	108,713
17,423	Senior Toggle Notes, 11.000% due 4/15/14 (b)	11,586
	Total Real Estate Management & Development	305,449
	TOTAL FINANCIALS	5,649,738
HEALTH CARE — 6.3%
Health Care Equipment & Supplies — 0.5%
	Biomet Inc.:
30,000	Senior Notes, 11.625% due 10/15/17	32,850
170,000	Senior Toggle Notes, 10.375% due 10/15/17 (b)	181,475
	Total Health Care Equipment & Supplies	214,325
Health Care Providers & Services — 5.7%
345,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	243,225
145,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	144,275
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	101,533
5,000	Senior Notes, 6.250% due 2/15/13	4,800
	Senior Secured Notes:
316,000	9.625% due 11/15/16 (b)	329,430
320,000	7.875% due 2/15/20 (a)	322,000
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	201,000

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Health Care Providers & Services — 5.7% (continued)
	Tenet Healthcare Corp.:
	Senior Notes:
130,000	9.000% due 5/1/15 (a)	$136,500
260,000	10.000% due 5/1/18 (a)	287,950
111,000	Senior Secured Notes, 8.875% due 7/1/19 (a)	117,660
	Universal Hospital Services Inc., Senior Secured Notes:
50,000	4.635% due 6/1/15 (e)	42,625
190,000	8.500% due 6/1/15 (b)	187,150
329,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(e)	287,875
180,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	190,350
	Total Health Care Providers & Services	2,596,373
Pharmaceuticals — 0.1%
40,000	Elan Corp. PLC, Senior Notes, 8.750% due 10/15/16 (a)	39,500
465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	2,325
	Total Pharmaceuticals	41,825
	TOTAL HEALTH CARE	2,852,523
INDUSTRIALS — 11.8%
Aerospace & Defense — 1.3%
595,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	383,775
6,632	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(f)	0
40,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	40,600
165,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	160,256
	Total Aerospace & Defense	584,631
Airlines — 2.5%
40,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	40,700
	Continental Airlines Inc., Pass-Through Certificates:
47,712	8.312% due 4/2/11	42,464
65,000	7.339% due 4/19/14 (f)	56,063
500,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	392,500
	Delta Air Lines Inc.:
	Pass-Through Certificates:
90,000	7.711% due 9/18/11	83,250
90,935	8.954% due 8/10/14 (f)	71,611
350,141	6.821% due 8/10/22	323,880
	Senior Secured Notes:
65,000	9.500% due 9/15/14 (a)	65,325
70,000	12.250% due 3/15/15 (a)	65,625
	Total Airlines	1,141,418
Building Products — 1.8%
	Associated Materials Inc.:
215,000	Senior Discount Notes, 11.250% due 3/1/14	163,400
210,000	Senior Subordinated Notes, 9.750% due 4/15/12	207,375
	GTL Trade Finance Inc.:
130,000	7.250% due 10/20/17 (a)	137,800
139,000	Senior Notes, 7.250% due 10/20/17 (a)	147,340
100,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (d)(h)	102,500
295,000	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14 (d)(h)	9,587
20,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	21,000
	Total Building Products	789,002
Commercial Services & Supplies — 2.8%
45,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	47,250
425,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	442,660

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Commercial Services & Supplies — 2.8% (continued)
260,000	Altegrity Inc., Senior Subordinated Notes, 11.750% due 5/1/16 (a)	$201,500
210,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	215,250
	RSC Equipment Rental Inc.:
240,000	Senior Notes, 9.500% due 12/1/14	232,800
115,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	124,200
	Total Commercial Services & Supplies	1,263,660
Construction & Engineering — 0.2%
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	102,250
Machinery — 0.2%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	56,100
20,000	Terex Corp., Senior Notes, 10.875% due 6/1/16	21,900
	Total Machinery	78,000
Road & Rail — 1.8%
	Kansas City Southern de Mexico, Senior Notes:
345,000	9.375% due 5/1/12	351,900
25,000	7.375% due 6/1/14	24,375
170,000	12.500% due 4/1/16 (a)	188,700
30,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	34,650
220,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	231,550
	Total Road & Rail	831,175
Trading Companies & Distributors — 1.0%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	96,500
90,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	86,850
135,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	124,200
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	147,925
	Total Trading Companies & Distributors	455,475
Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
45,000	8.190% due 5/15/15 (a)(e)	32,175
60,000	12.500% due 5/15/17 (a)	45,300
	Total Transportation Infrastructure	77,475
	TOTAL INDUSTRIALS	5,323,086
INFORMATION TECHNOLOGY — 1.8%
Communications Equipment — 0.5%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	218,381
IT Services — 0.9%
	Ceridian Corp., Senior Notes:
40,000	11.250% due 11/15/15	36,050
135,000	12.250% due 11/15/15 (b)	115,425
150,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	139,313
95,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	97,375
	Total IT Services	388,163
Semiconductors & Semiconductor Equipment — 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
100,000	8.875% due 12/15/14	77,000
52,469	9.125% due 12/15/14 (b)	36,466
80,000	Senior Subordinated Notes, 10.125% due 12/15/16	53,600

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Semiconductors & Semiconductor Equipment — 0.4% (continued)
40,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	$37,500
	Total Semiconductors & Semiconductor Equipment	204,566
	TOTAL INFORMATION TECHNOLOGY	811,110
MATERIALS — 8.5%
Chemicals — 0.3%
125,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	134,063
10,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	10,300
	Total Chemicals	144,363
Containers & Packaging — 0.9%
70,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	74,375
	Graham Packaging Co. L.P.:
50,000	Senior Notes, 8.500% due 10/15/12	50,750
70,000	Senior Subordinated Notes, 9.875% due 10/15/14	72,275
100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
70,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	75,250
145,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	154,425
	Total Containers & Packaging	427,075
Metals & Mining — 3.6%
	Evraz Group SA, Notes:
100,000	8.875% due 4/24/13 (a)	96,000
100,000	9.500% due 4/24/18 (a)	96,125
255,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	246,394
241,342	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(e)	171,353
	Novelis Inc., Senior Notes:
270,000	7.250% due 2/15/15	234,900
75,000	11.500% due 2/15/15 (a)	76,125
295,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	281,725
	Teck Resources Ltd., Senior Secured Notes:
65,000	9.750% due 5/15/14	71,825
50,000	10.250% due 5/15/16	56,750
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	74,179
100,000	6.875% due 11/21/36	103,703
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	100,250
	Total Metals & Mining	1,609,329
Paper & Forest Products — 3.7%
455,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	450,450
	Appleton Papers Inc.:
70,000	Senior Secured Notes, 11.250% due 12/15/15 (a)	69,172
555,000	Senior Subordinated Notes, 9.750% due 6/15/14 (d)	253,219
200,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	208,500
	NewPage Corp., Senior Secured Notes:
185,000	6.733% due 5/1/12 (e)	115,625
30,000	10.000% due 5/1/12	19,950
175,000	11.375% due 12/31/14 (a)	172,812
296,992	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(e)	60,883
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	164,000

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Paper & Forest Products — 3.7% (continued)
135,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	$139,050
	Total Paper & Forest Products	1,653,661
	TOTAL MATERIALS	3,834,428
TELECOMMUNICATION SERVICES — 10.5%
Diversified Telecommunication Services — 6.4%
	Axtel SAB de CV, Senior Notes:
250,000	7.625% due 2/1/17 (a)	240,625
10,000	7.625% due 2/1/17 (a)	9,650
90,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	93,600
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	18,750
65,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	65,731
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	138
45,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	48,375
40,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.622% due 2/1/15	40,100
	Intelsat Jackson Holdings Ltd., Senior Notes:
415,000	9.500% due 6/15/16	437,825
400,000	11.500% due 6/15/16	428,000
	Level 3 Financing Inc., Senior Notes:
235,000	12.250% due 3/15/13	238,525
170,000	9.250% due 11/1/14	150,662
165,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	171,600
90,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	90,338
100,000	Qwest Corp., Debentures, 6.875% due 9/15/33	81,500
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	130,975
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	104,500
	Wind Acquisition Finance SA:
125,000	Senior Bonds, 10.750% due 12/1/15 (a)	138,125
165,000	Senior Notes, 11.750% due 7/15/17 (a)	186,862
230,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	236,325
	Total Diversified Telecommunication Services	2,912,206
Wireless Telecommunication Services — 4.1%
130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	158,037
50,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	51,943
200,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	204,000
15,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	15,413
	Sprint Capital Corp., Senior Notes:
385,000	8.375% due 3/15/12	399,437
460,000	8.750% due 3/15/32	437,000
595,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	574,175
	Total Wireless Telecommunication Services	1,840,005
	TOTAL TELECOMMUNICATION SERVICES	4,752,211
UTILITIES — 7.2%
Electric Utilities — 2.7%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	108,000
28,000	Enersis SA, Notes, 7.375% due 1/15/14	30,949
1,475,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	1,069,375
	Total Electric Utilities	1,208,324

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Gas Utilities — 0.5%
245,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$243,469
Independent Power Producers & Energy Traders — 4.0%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	103,500
110,000	8.000% due 10/15/17	111,238
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	124,200
280,000	Senior Notes, 7.750% due 6/1/19	240,100
60,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	55,125
	Edison Mission Energy, Senior Notes:
150,000	7.750% due 6/15/16	132,000
120,000	7.200% due 5/15/19	97,800
155,000	7.625% due 5/15/27	111,600
	Energy Future Holdings Corp., Senior Notes:
190,000	10.875% due 11/1/17	144,400
161,800	11.250% due 11/1/17 (b)	107,597
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
49,199	9.125% due 6/30/17	49,691
48,715	10.060% due 12/30/28	49,689
110,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	110,000
	NRG Energy Inc., Senior Notes:
245,000	7.250% due 2/1/14	241,325
20,000	7.375% due 1/15/17	19,400
85,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	83,406
	Total Independent Power Producers & Energy Traders	1,781,071
	TOTAL UTILITIES	3,232,864
	TOTAL CORPORATE BONDS & NOTES (Cost — $41,761,577)	40,309,190
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, 10.875% due 3/15/19 (c)(d)(f) (Cost - $493,850)	0
COLLATERALIZED SENIOR LOANS — 1.1%
CONSUMER DISCRETIONARY — 0.5%
Auto Components — 0.5%
240,487	Allison Transmission Inc., Term Loan B, 3.059% due 8/7/14 (e)	210,827
ENERGY — 0.6%
Energy Equipment & Services — 0.4%
246,663	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	178,831
Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
16,243	Synthetic Revolving Credit Facility, 3.261% due 3/30/12 (e)	14,761
113,163	Term Loan, 3.598% due 3/30/14 (e)	102,837
	Total Oil, Gas & Consumable Fuels	117,598
	TOTAL ENERGY	296,429
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $608,395)	507,256

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
CONVERTIBLE BONDS & NOTES — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.2%
105,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	$110,513
INDUSTRIALS — 0.3%
Airlines — 0.0%
10,000		AMR Corp., Senior Notes, 6.250% due 10/15/14	10,612
Marine — 0.3%
140,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	111,125
		TOTAL INDUSTRIALS	121,737
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $178,240)	232,250
SOVEREIGN BONDS — 4.5%
Argentina — 0.7%
		Republic of Argentina:
409,000		Bonds, 7.000% due 9/12/13	324,553
65,000		GDP Linked Securities, 1.330% due 12/15/35 (e)	4,290
		Total Argentina	328,843
Brazil — 0.6%
527,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	289,436
Colombia — 0.3%
100,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	114,850
Indonesia — 0.4%
		Republic of Indonesia:
539,000,000	IDR	10.250% due 7/15/22	55,736
297,000,000	IDR	11.000% due 9/15/25	31,821
378,000,000	IDR	10.250% due 7/15/27	38,046
408,000,000	IDR	Bonds, 9.750% due 5/15/37	38,423
		Total Indonesia	164,026
Panama — 0.6%
		Republic of Panama:
28,000		7.250% due 3/15/15	32,130
78,000		9.375% due 4/1/29	106,860
130,000		6.700% due 1/26/36	144,300
		Total Panama	283,290
Peru — 0.1%
		Republic of Peru:
14,000		Bonds, 6.550% due 3/14/37	15,260
8,000		Global Senior Bonds, 7.350% due 7/21/25	9,380
		Total Peru	24,640
Turkey — 1.0%
		Republic of Turkey:
12,000		7.000% due 6/5/20	12,810
417,000		Notes, 6.875% due 3/17/36	419,085
		Total Turkey	431,895
Venezuela — 0.8%
		Bolivarian Republic of Venezuela:
12,000		8.500% due 10/8/14	10,740
386,000		5.750% due 2/26/16 (a)	285,640
16,000		7.650% due 4/21/25	10,640

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Venezuela — 0.8% (continued)
	Collective Action Securities:
53,000	9.375% due 1/13/34	$41,075
28,000	Notes, 10.750% due 9/19/13	27,860
	Total Venezuela	375,955
	TOTAL SOVEREIGN BONDS (Cost — $2,172,267)	2,012,935
Shares
COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (d)(f)*	0
Household Durables — 0.0%
4,203	Mattress Holding Corp. (d)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (d)(f)*	0
MATERIALS — 0.5%
Chemicals — 0.5%
1,091	Applied Extrusion Technologies Inc., Class B Shares (d)(f)*	2,455
287	Georgia Gulf Corp. *	201,450
	TOTAL MATERIALS	203,905
	TOTAL COMMON STOCKS (Cost — $295,706)	203,905
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
290	Bank of America Corp., 7.250% (Cost - $286,835)	246,497
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
1,000,000	Pillowtex Corp., 9.000% due 12/15/49 (d)(f)* (Cost - $0)	0
PREFERRED STOCKS — 1.1%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking Inc., Cummulative Exchange, 13.000% (c)(d)(f)*	0
FINANCIALS — 1.1%
Consumer Finance — 0.2%
138	Preferred Blocker Inc., 7.000% (a)	80,260
Diversified Financial Services — 0.9%
10,700	Preferred Plus, Trust, Series FRD-1, 7.400%	171,200
14,800	Saturns, Series F 2003-5, 8.125%	261,516
		432,716
	TOTAL FINANCIALS	512,976
	TOTAL PREFERRED STOCKS (Cost — $468,394)	512,976

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Warrants	Security	Value
WARRANTS — 0.0%
169	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	$0
1	Turbo Beta Ltd., Expires 11/1/14(f)*	0
	TOTAL WARRANTS (Cost — $0)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $46,265,264)	44,025,009
Face Amount†
SHORT-TERM INVESTMENT — 1.5%
Repurchase Agreement — 1.5%
687,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity - $687,001; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/21/10; Market Value - $704,789) (Cost - $687,000)	687,000
	TOTAL INVESTMENTS — 99.0% (Cost — $46,952,264#)	44,712,009
	Other Assets in Excess of Liabilities — 1.0%	432,557
	TOTAL NET ASSETS — 100.0%	$45,144,566

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of September 30, 2009.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Subsequent to September 30, 2009, the security is in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	-	Brazilian Real
	GDP	-	Gross Domestic Product
	GMAC	-	General Motors Acceptance Corp.
	IDR	-	Indonesian Rupiah
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$40,288,715	$20,475	$40,309,190
Asset-backed security	—	—	0	0
Collateralized senior loans	—	507,256	—	507,256
Convertible bonds & notes	—	232,250	—	232,250
Sovereign bonds	—	2,012,935	—	2,012,935
Common stocks:
Consumer discretionary	—	—	0	0
Information Technology	—	—	0	0
Materials	$201,450	—	2,455	203,905
Convertible preferred stocks	246,497	—	—	246,497
Escrowed shares	—	—	0	0
Preferred stocks:
Consumer discretionary	—	—	0	0
Financials	432,716	80,260	—	512,976
Warrants	—	—	0	0
Total long-term investments	880,663	43,121,416	22,930	44,025,009
Short-term investment†	—	687,000	—	687,000
Total investments	$880,663	$43,808,416	$22,930	$44,712,009

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Common Stocks - Consumer Discretionary	Common Stocks - Information Technology	Common Stocks - Materials	Escrowed Shares	Preferred Stocks- Consumer Discretionary	Preferred Stocks- Financials	Warrants	TOTAL
Balance as of December 31, 2008	$92,144	$0	$0	$0	$2,455	$0	$0	$0	$0	$94,599
Accrued premiums/discounts	2,099	—	—	—	—	—	—	—	—	2,099
Realized gain/(loss)[1]	(766,250)	—	(383,341)	—	—	—	(4,025)	(287)	(4,962)	(1,158,865)
Change in unrealized appreciation (depreciation)[2]	801,465	—	383,341	—	—	—	4,025	287	4,962	1,194,080
Net purchases (sales)	(15,383)	—	—	—	—	—	—	—	—	(15,383)
Net transfers in and/or out of Level 3	(93,600)	—	—	—	—	—	—	—	—	(93,600)
Balance as of September 30, 2009	$20,475	$0	$0	$0	$2,455	$0	$0	$—	$0	$22,930

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	$(101,712)	$(493,850)	$(22,042)	$0	$(31,608)	$0	$(4,880)	$—	$0	$(654,092)

1                  This amount is included in net realized gain (loss) from investment transactions.

2                  Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,267,314
Gross unrealized depreciation	(5,507,569)
Net unrealized depreciation	$(2,240,255)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: November 24, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer

Date: November 24, 2009